CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Research and development	$ 12,944,510	$ 10,817,997	$ 10,027,994
Operating	12,514,496	9,558,641	7,244,791
Loss before the following	(25,459,006)	(20,376,638)	(17,272,785)
Change in fair value of warrant derivative	3,491,928	(12,608,808)	0
Foreign exchange (loss) gain	(659,173)	(316,719)	610,106
Interest income, net	121,194	179,277	173,496
Loss before income taxes	(22,505,057)	(33,122,888)	(16,489,183)
Income tax expense	0	0	(548,042)
Net loss	(22,505,057)	(33,122,888)	(17,037,225)
Other comprehensive (loss) income items that may be reclassified to net loss
Translation adjustment	(63,876)	(143,403)	233,774
Net comprehensive loss	$ (22,568,933)	$ (33,266,291)	$ (16,803,451)
Basic and diluted loss per common share (cad per share)	$ (0.56)	$ (1.50)	$ (1.06)
Weighted average number of shares (basic) (shares)	40,338,789	22,137,990	16,016,366
Weighted average number of shares (diluted) (shares)	40,338,789	22,137,990	16,016,366